Acquisitions (Summary of the Results of Operations of the Acquired Assets for the Period of Common Control) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Operations and maintenance									$ 29,601	$ 26,424	$ 17,854
Depreciation and amortization									5,828	5,544	3,572
Total operating expenses	$ 10,708	$ 10,380	$ 8,905	$ 8,550	$ 9,762	$ 8,669	$ 7,735	$ 7,205	38,543	$ 33,371	$ 22,828
Net loss attributable to sponsor	$ (273)								(273)
Assets of Hereford, Texas and Hopewell, Virginia [Member]
Business Acquisition [Line Items]
Operations and maintenance									232
Depreciation and amortization									41
Total operating expenses									273
Net loss attributable to sponsor									$ (273)